Summary Prospectus |  February 27, 2026
Schwab® Government Money Market ETF

Ticker Symbol:	SGVT

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund online at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, SAI, reports to shareholders and other information about the fund are available from your financial intermediary.
The fund’s prospectus and SAI, both dated May 28, 2025, as supplemented, include a more detailed discussion of fund investment policies and the risks associated with various fund investments. The prospectus and SAI are incorporated by reference into the summary prospectus, making them legally a part of the summary prospectus.
Investment Objective

The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.28
Other expenses(1)	None
Total annual fund operating expenses	0.28

(1)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years
$29	$90
Principal Investment Strategies

To pursue its goal, the fund invests in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•
repurchase agreements that are collateralized fully by cash and/or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
Although the fund intends to operate as a “government money market fund”, it will not seek to maintain a stable net asset value (“NAV”) per share nor will it use the amortized cost method of valuation. Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an exchange traded fund (“ETF”). As an ETF, the fund’s shares will be traded on the NYSE Arca, Inc. (“NYSE Arca”) exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE Arca. You could lose money by investing in the fund. Because the share price and

Schwab Government Money Market ETF | Summary Prospectus1
REG127462-01   00322997

NAV of the fund will fluctuate, when shares are sold on the NYSE Arca (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
The fund is an actively managed ETF fund and therefore does not seek to replicate the performance of any specific index.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates.
Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a discretionary liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
New Fund Risk. The fund is a new ETF and has only recently commenced operations and therefore has limited operating history on which investors can base their investment decision. Additionally, due to the fund’s small asset base, certain of the fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the fund may cease operations. In such an event, your interest in the fund may be liquidated at an inopportune time.
Management Risk. Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in

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repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on capital preservation and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Cash Transaction Risk. The fund issues and redeems shares at the fund’s NAV only in large blocks of shares (Creation Units). Purchases and redemptions of Creation Units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the fund to incur additional costs that the fund may not have incurred if the fund had made purchases or redemptions in-kind. To the extent that the transaction fees payable by the Authorized Participant do not offset the costs associated with a cash transaction, the fund’s performance may be negatively impacted.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see
www.schwabassetmanagement.com/prospectus.
Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash, although the fund currently expects to primarily issue and redeem Creation Units for cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Because the fund is new, the fund does not have a sufficient trading history to report trading information and related costs. When available, recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.schwabassetmanagement.com.

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Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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